UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364
Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.53%
Corporate-Backed Revenue Bonds – 1.38%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	$747,907
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	725,000	640,922
		1,388,829
Education Revenue Bonds – 14.51%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	503,900
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	320,927
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	451,760
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	553,087
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	320,000	308,701
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	512,455
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	529,641
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) 5.00% 3/1/34	275,000	331,507
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	488,835
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	338,663
Series 6-U 4.50% 10/1/23	265,000	276,475
Series 8-I 5.00% 10/1/31	130,000	151,963
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	146,499
Series 8-G 5.00% 12/1/32	125,000	145,983
Series 8-N 4.00% 10/1/33	200,000	216,170
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,050,100
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,536,640
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	425,000	451,155
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	345,579

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	$266,721
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,134,160
Series A 5.00% 4/1/37	1,125,000	1,334,880
Series A 5.25% 12/1/28	750,000	854,543
Series D 5.00% 12/1/26	1,000,000	1,150,800
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,000,000	1,230,200
		14,631,344
Electric Revenue Bonds – 8.75%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,225,360
Series E 5.00% 1/1/23	1,000,000	1,135,440
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	297,263
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/36	200,000	233,586
Series A 5.00% 10/1/29	500,000	582,080
Series A 5.00% 10/1/30	240,000	278,484
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	178,422
5.00% 1/1/31	350,000	410,715
Series A 5.00% 1/1/25	200,000	234,546
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	368,937
Series A 5.00% 12/1/29	500,000	611,070
Series A 5.00% 12/1/31	575,000	696,429
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,574,765
		8,827,097
Healthcare Revenue Bonds – 26.82%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	282,236
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	503,920
3rd Tier Series C 5.00% 1/1/32	420,000	421,860

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	825,000	$984,744
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	491,592
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	817,920
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	501,280
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	287,250
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	750,000	754,523
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	303,600
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital)
4.00% 5/1/37	500,000	516,545
5.00% 5/1/28	1,000,000	1,198,920
(North Memorial Health Care) 5.00% 9/1/31	320,000	364,445
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	579,040
Series A 5.00% 11/15/34	500,000	577,420
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	749,686
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	548,062
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,490,452
(Children’s Hospital & Clinics) Series A 5.25% 8/15/25	1,000,000	1,112,360
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	2,759,375
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,779

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	$1,020,025
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,050,689
(Olmsted Medical Center Project) 5.125% 7/1/20	820,000	876,891
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,133,013
Series A 6.125% 9/1/30	845,000	848,921
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	580,141
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A Unrefunded
Balance 5.125% 5/1/30	360,000	393,141
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	975,000	1,070,765
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,048,560
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,730,175
5.00% 7/1/33	200,000	229,756
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	185,143
Series A 5.00% 11/15/30	120,000	134,121
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	508,165
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	513,845
		27,044,360
Housing Revenue Bonds – 0.33%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	45,000	45,115
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	287,035
		332,150
Lease Revenue Bonds – 5.17%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,255,628

4     NQ- 309 [5/17] 7/17 (220433)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	715,000	$813,169
Series B 5.00% 3/1/27	1,000,000	1,149,980
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,111,040
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	882,147
		5,211,964
Local General Obligation Bonds – 8.31%
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	504,007
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	279,963
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,276,100
Series B 4.00% 12/1/20	500,000	551,585
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	638,959
Series C 4.00% 3/1/32	585,000	658,335
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,052,575
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	764,775
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	616,705
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,042,600
		8,385,604
Pre-Refunded / Escrowed to Maturity Bonds – 12.91%
Anoka County Capital Improvement
Series C 5.00% 2/1/27-18§	500,000	512,485
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	862,290
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	500,000	511,220

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22-19§	1,000,000	$1,049,460
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A
6.625% 11/15/28-18§	1,500,000	1,623,675
Minnesota
(Various Purposes) Series A 5.00% 12/1/21-19§	500,000	549,625
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,209,347
4.50% 6/1/25-19 (AGC)§	1,000,000	1,070,780
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,054,820
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23-18§	1,000,000	1,022,940
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,093,630
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,130,473
St. Paul Sewer Revenue
Series D 5.00% 12/1/20-18§	1,275,000	1,328,040
		13,018,785
Special Tax Revenue Bonds – 0.57%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	109,129
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	469,372
		578,501
State General Obligation Bonds – 13.67%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,989,075
Series A 5.00% 8/1/29	1,000,000	1,219,860
Series D 5.00% 8/1/26	4,500,000	5,712,480
Series D 5.00% 8/1/27	1,500,000	1,888,515
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	466,384
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,323,582
Series F 5.00% 10/1/22	1,000,000	1,192,310
		13,792,206

6     NQ- 309 [5/17] 7/17 (220433)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 4.61%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/31	700,000	$848,960
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,061,850
Subordinate
Series B 5.00% 1/1/26	710,000	812,879
Series B 5.00% 1/1/31	750,000	840,375
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,081,990
		4,646,054
Water & Sewer Revenue Bonds – 1.50%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	333,865
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,181,230
		1,515,095
Total Municipal Bonds (cost $95,384,000)		99,371,989

Short-Term Investments – 0.60%
Variable Rate Demand Notes – 0.60%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series B-1
0.70% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	100,000	100,000
(Children’s Hospitals & Clinics) Series B 0.68% 8/15/25
(AGM) (SPA – US Bank N.A.)	500,000	500,000
Total Short-Term Investments (cost $600,000)		600,000
Total Value of Securities – 99.13%
(cost $95,984,000)		99,971,989

Receivables and Other Assets Net of Liabilities – 0.87%		879,270
Net Assets Applicable to 9,046,797 Shares Outstanding – 100.00%		$100,851,259

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $1,583,669, which represents 1.57% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of May 31, 2017. Interest rates reset periodically.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement

See accompanying notes

8     NQ- 309 [5/17] 7/17 (220433)

Notes
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds (Trust) - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$95,984,000
Aggregate unrealized appreciation	4,168,431
Aggregate unrealized depreciation	(180,442)
Net unrealized appreciation	$3,987,989

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$99,371,989
Short-Term Investments	600,000
Total Value of Securities	$99,971,989

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: